Property, plant and equipment - Balance (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Balance at the beginning	£ 2,690
Balance at the end	3,821	£ 2,690
Plant and machinery
Property, plant and equipment
Balance at the beginning	24
Balance at the end	396	24
Leasehold improvements
Property, plant and equipment
Balance at the beginning	2,115
Balance at the end	2,288	2,115
Assets under construction
Property, plant and equipment
Balance at the end	612
Office equipment
Property, plant and equipment
Balance at the beginning	551
Balance at the end	415	551
Vehicles
Property, plant and equipment
Balance at the end	110
Cost or valuation
Property, plant and equipment
Balance at the beginning	3,954	2,599
Additions	2,102	1,436
Disposals	(375)	(81)
Balance at the end	5,681	3,954
Cost or valuation | Plant and machinery
Property, plant and equipment
Balance at the beginning	25
Additions	442	25
Disposals	(2)
Balance at the end	465	25
Cost or valuation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	2,716	1,530
Additions	653	1,199
Disposals	(22)	(13)
Balance at the end	3,347	2,716
Cost or valuation | Assets under construction
Property, plant and equipment
Additions	612
Balance at the end	612
Cost or valuation | Office equipment
Property, plant and equipment
Balance at the beginning	1,213	1,069
Additions	275	212
Disposals	(351)	(68)
Balance at the end	1,137	1,213
Cost or valuation | Vehicles
Property, plant and equipment
Additions	120
Balance at the end	120
Accumulated depreciation
Property, plant and equipment
Balance at the beginning	(1,264)	(765)
Disposals	296	76
Charge for year	892	575
Balance at the end	(1,860)	(1,264)
Accumulated depreciation | Plant and machinery
Property, plant and equipment
Balance at the beginning	(1)
Charge for year	68	1
Balance at the end	(69)	(1)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Balance at the beginning	(601)	(374)
Disposals	10	13
Charge for year	468	240
Balance at the end	(1,059)	(601)
Accumulated depreciation | Office equipment
Property, plant and equipment
Balance at the beginning	(662)	(391)
Disposals	286	63
Charge for year	346	334
Balance at the end	(722)	£ (662)
Accumulated depreciation | Vehicles
Property, plant and equipment
Charge for year	10
Balance at the end	£ (10)